Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Purchased Credit Impaired [member]
Disclosure of credit risk exposure [line items]
Securities at Fair Value Through Other Comprehensive Income	$ 159	$ 150